MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Feb. 29, 2024
Material Accounting Policies [Abstract]
Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and highly liquid investments in the form of money market investments and certificates of deposit with investment terms that allow for penalty free redemption after one month or less and are readily convertible to a known amount of cash and subject to an insignificant risk of change in value. Money market investments and certificates of deposit that cannot be redeemed within a month or less for no penalty are classified as guaranteed investment certificates on the statement of financial position.

Exploration and evaluation assets [Policy Text Block]

Exploration and evaluation assets

Exploration and evaluation costs are expensed as incurred. Costs directly related to the acquisition are capitalized once the legal rights to explore the exploration and evaluation assets are acquired or obtained. When the technical and commercial viability of a mineral resource has been demonstrated and a development decision has been made, the capitalized costs of the related property are first tested for impairment, then transferred to mining assets and depreciated using the units of production method on commencement of commercial production.

Management reviews the carrying value of capitalized exploration and evaluation assets at least annually. The review is based on the Company's intentions for development of an undeveloped property.

If a project does not prove viable, all unrecoverable costs associated with the project net of any previous impairment provisions are written off.

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many exploration and evaluation assets. The Company has investigated title to all of its exploration and evaluation assets and, to the best of its knowledge, title to all of its properties are in good standing.

Property and equipment [Policy Text Block]

Property and equipment

Property and equipment is carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of property and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss in the consolidated statements of loss and comprehensive loss. Where an item of property and equipment comprises major components with different useful lives, the components are accounted for as separate items of property and equipment. Expenditures incurred to replace a component of an item of property and equipment that is accounted for separately, including major inspection and overhaul expenditures are capitalized.

Depreciation is calculated using the straight-line method over the following estimated useful lives:

  Buildings 10 years straight-line
  Computer equipment 3 years straight-line
  Furniture and office equipment 5 years straight-line
  Leasehold improvements 5 years straight-line
  Machinery and equipment 5 years straight-line
  Vehicles 5 years straight-line

Impairment [Policy Text Block]

Impairment

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired.

If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset's recoverable amount. An asset's recoverable amount is the higher of an asset's fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets in which case the recoverable amount is determined for the cash generating unit ("CGU") to which the asset belongs. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and its carrying amount or that of the CGU is written down to its recoverable amount and the impairment loss is recognized in the consolidated statement of loss and comprehensive loss.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

An assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset's or CGU's recoverable amount. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount since the last impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the consolidated statement of loss and comprehensive loss.

Decommissioning liabilities [Policy Text Block]

Decommissioning liabilities

A legal or constructive obligation to incur restoration, rehabilitation and environmental costs may arise when environmental disturbance is caused by the Company's exploration and evaluation activities. Discount rates using a pre-tax rate that reflects the risk and the time value of money are used to calculate the net present value. These costs are charged against profit or loss as exploration and evaluation expenditures and the related liability is adjusted for each period for the unwinding of the discount rate and for changes to the current market-based discount rate, amount or timing of the underlying cash flows needed to settle the obligation. The Company has no obligation for restoration, rehabilitation and environment costs as at February 29, 2024 and February 28, 2023.

Provisions [Policy Text Block]

Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

Investment in associate [Policy Text Block]

Investment in associate

The Company accounts for its investment, over which it has significant influence, as an investment in associate using the equity method, whereby the investment is initially recorded at cost, and subsequently adjusted to recognize the Company's share of earnings or losses from the associated company. The consolidated statements of loss and comprehensive loss reflect the share of the net loss of the associated company from the acquisition date forward. Changes in the Company's interest in its associated company resulting in dilution gains or losses, are recognized in the consolidated financial statements of loss and comprehensive loss.

The Company determines whether any objective evidence of impairment exists at each reporting date. If impaired, the carrying value of the investment is written down to its recoverable amount.

An assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset's or CGU's recoverable amount. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount since the last impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the consolidated statement of loss and comprehensive loss.

Share-based payments [Policy Text Block]

Share-based payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee. The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are also measured using an option pricing model. Consideration paid for the shares on the exercise of stock options is credited to share capital.

The Company grants restricted share units ("RSUs") and performance share units ("PSUs") to directors, officers, and employees. RSUs are redeemable on the vesting date, at the Company's discretion, into an equal number of common shares of the Company or into cash. PSUs will vest upon a change of control or disposition of a controlling interest in one of the Company's core assets.

Warrants issued in equity financing transactions [Policy Text Block]

Warrants issued in equity financing transactions

Equity financing transactions may involve issuance of common shares or units. A unit comprises a certain number of common shares and a certain number of share purchase warrants. Warrants that are part of units are assigned value based on the residual value method and included in the share warrant reserve. Warrants that are issued as payment for an agency fee or other transactions costs are accounted for as share-based payments.

Loss per share [Policy Text Block]

Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated using the treasury stock method, which assumes that all securities convertible to shares of the Company are exercised, if they have a dilutive effect. For the years presented, the outstanding warrants, options, RSUs and PSUs were anti-dilutive due to the Company reporting net losses. Accordingly, diluted loss per share information has not been shown.

Financial instruments[Policy Text Block]

Financial instruments

Financial assets

The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost - assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest on specified dates; (ii) fair value through other comprehensive income ("FVOCI") - assets that are held for collection of contractual cash flows and selling the financial assets, where those cash flows represent solely payments of principal and interest on specified dates; or (iii) fair value through profit or loss ("FVTPL") - assets not classified as amortized cost or FVOCI.

A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment's fair value in other comprehensive income.

The classification determines the method by which the financial assets are carried on the statements of financial position subsequent to inception and how changes in value are recorded. Cash and cash equivalents, guaranteed investment certificates, amounts receivable, deposits and reclamation deposits are measured at amortized cost with subsequent impairments recognized in profit or loss. The Company's short-term investment is classified as FVTPL.

Impairment

An 'expected credit loss' impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period. In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Financial liabilities

Financial liabilities are designated and subsequently measured as amortized cost, unless the Company has opted or is required to carry them at FVTPL. Accounts payable and accrued liabilities and lease liabilities are classified as amortized cost.

Income taxes [Policy Text Block]

Income taxes

The Company utilizes the asset and liability method of accounting for deferred taxes. Under the asset and liability method, deferred income taxes and liabilities are recognized to reflect the expected deferred tax consequences arising from temporary differences between the carrying value and the tax bases. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis. A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against the asset that can be utilized.

The Company's exposure to uncertain tax positions is evaluated and a provision is made where it is probable that this exposure will materialise.

Leases [Policy Text Block]

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement exists, and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, the Company recognizes a right-of-use ("ROU") asset and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

  fixed payments, including in-substance fixed payments, less any lease incentives receivable;
  variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
  amounts expected to be payable under a residual value guarantee;
  exercise prices of purchase options if the Company is reasonably certain to exercise that option; and
  payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension, or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit or loss.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to profit or loss on a straight-line basis over the lease term.

Accounting standards adopted during the year [Policy Text Block]

Accounting standards adopted during the year

The Company adopted the following new IFRS standard effective for annual periods beginning on or after January 1, 2023. The nature and impact of the standard on the Company's consolidated annual audited financial statements is indicated below.

In February 2021, the IASB issued Disclosure of Accounting Policies (amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements). IAS 1 is amended to require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy and clarify that information may be material because of its nature, even if the related amounts are immaterial. These amendments to IAS 1 are effective for annual reporting periods beginning on or after January 1, 2023, and have not had a material impact on the Company's annual consolidated financial statements.

Change in accounting policy for expiry of share-based payment arrangements and warrants [Policy Text Block]

Change in accounting policy for expiry of share-based payment arrangements and warrants

The Company previously had an accounting policy to reclassify to deficit any balance in reserves upon the expiry of share-based awards or warrants under a view that IFRS 2 does not preclude an entity from recognizing a transfer within equity (from one component to another) in the event of an expiration; however, IFRS 2 does not mandatorily require the Company to perform such reclassifications. The Company has determined not to reclassify reserves to deficit upon expiry for all share-based awards or warrants as management believes that the expiry of a fully vested equity instrument does not result in a gain to the entity and is more accurately reflected outside of deficit. Additionally, upon examining other accounting frameworks, specifically United States generally accepted accounting principles, a movement within equity for expired share-based awards is not permitted and further supports the Company's decision to no longer reclassify reserves to deficit.

As a result, in the current period, the Company has changed its existing policy for the expiry of share-based payments or warrants and will no longer reclassify such reserves to deficit upon expiry. The consolidated equity is not modified by this change in presentation. As per IAS 8, financial information from previous years presented for comparative purposes has been restated so that the information is comparable. As a result of the restatement, the deficit no longer includes the effects arising from the expiry of share-based payment awards which have been reclassified to reserves amounting to $1,157,471 during the year ending February 28, 2023 and $2,318,600 cumulatively to February 28, 2022.

Change in accounting estimates for property and equipment [Policy Text Block]

Change in accounting estimates for property and equipment

During the year ended February 29, 2024, The Company changed certain estimates over the depreciation of property and equipment on a prospective basis. Effective March 1, 2023, the Company's furniture and equipment are being depreciated on a straight-line basis (formerly 20% declining balance) and computer equipment is being depreciated on a straight-line basis (formerly 55% declining balance).

Accounting pronouncements not yet adopted [Policy Text Block]

Accounting pronouncements not yet adopted

IFRS 18 Presentation and Disclosure in Financial Statements, which will replace IAS 1, Presentation of Financial Statements aims to improve how companies communicate in their financial statements, with a focus on information about financial performance in the statement of profit or loss, in particular additional defined subtotals, disclosures about management-defined performance measures and new principles for aggregation and disaggregation of information. IFRS 18 is accompanied by limited amendments to the requirements in IAS 7 Statement of Cash Flows. IFRS 18 is effective from 1 January 2027. Companies are permitted to apply IFRS 18 before that date.

The Company has performed an assessment of new standards issued by the IASB that are not yet effective and has determined that any other standards that have been issued would have no or very minimal impact on the Company's annual consolidated financial statements.

Judgements and estimates [Policy Text Block]

Judgements and estimates

The preparation of annual consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities and contingent liabilities as at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates. The results of estimates form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and further periods if the review affects both current and future periods.

The key areas of judgement and estimation impacting these consolidated financial statements are as follows:

Carrying value of exploration and evaluation assets

  The Company's exploration and evaluation assets represent its most significant asset on the statement of financial position. The Company's management applies its judgement, using facts and circumstances available at the time, to determine whether the exploration and evaluation asset value may be realized. For each of its projects, the Company reviews its right to the claims/concessions, future plans and exploration or development progress to determine if it should test the respective projects for impairment. There is significant judgement involved in determining if a project shows impairment indicators that may impact the carrying value of exploration and evaluation assets.

Valuation of share-based compensation awards

  Stock options are valued using the Black-Scholes option pricing model with inputs that can significantly impact the calculated value. Typical inputs into the Black-Scholes option pricing model include: exercise price, historical volatility, time to expiration and risk-free discount rates. Historical volatility and risk-free discount rates in particular require judgement around the reference period or benchmark rate used as inputs into the Black-Scholes option pricing model.

Valuation of common shares and common share purchase warrants received from investment in Surge Battery Metals Inc. (note 6)

  The Company's investment in Surge Battery Metals Inc. required the use of the Black-Scholes option pricing model to determine the discount for lack of marketability applied to the initial value of the Surge common shares and to value the Surge common share purchase warrants. Typical inputs into the Black-Scholes option pricing model include: exercise price, historical volatility, time to expiration and risk-free discount rates. Historical volatility and risk-free discount rates in particular require judgement around the reference period or benchmark rate used as inputs into the Black-Scholes option pricing model.

Determination of significant influence

  The accounting for investments in other companies can vary depending on the degree of control and influence over those other companies. Management is required to assess at each reporting date the Company's control and influence over these other companies. Management has used its judgment to determine which companies are controlled and require consolidation and those which are significantly influenced and require equity accounting. As at February 29, 2024, the Company determined it has significance influence in Surge Battery Metals Inc. (note 6).